Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Liabilities

Other liabilities consisted of the following:

	June 30, 2012	December 31, 2011
Accrued legal expenses	$5,000	$—
Accrued accounting expenses	10,016	20,420
Accrued benefits and other	3,656	4,340

Total other current liabilities	$18,672	$24,760

Other liabilities consisted of the following at December 31,

	2011	2010
Accrued operating expenses	$24,760	$10,869
Unearned grant income	—	59,600

Total other current liabilities	$24,760	$70,469